Tax and social security obligations - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax and Social Security Obligations [Abstract]
Corporate income tax liability	R$ 215,278	R$ 313,167
Corporate income tax prepaid	171,450	166,755
Withholding taxes payable	240,017	R$ 116,591
Excess values of the asset and its impact on net positions	R$ 24,738